Equity - Summary of Number of Shares of Subscribed and Outstanding Capital Stock (Parenthetical) (Detail) - PHP (₱) ₱ / shares in Units, shares in Thousands, ₱ in Millions			12 Months Ended
	Jan. 28, 2014	Jan. 29, 2013	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares buyback pursuant to share buyback Program			2,720
Weighted average price per share pursuant to share buyback program			₱ 2,388
Total consideration pursuant to share buyback program			₱ 6,505
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				300,000
Initial capitalization amount				₱ 3,000
Number of shares issued, paid				₱ 360
Cumulative dividends annual rate				13.50%
Series of HH 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate	10.00%	10.00%